UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

ICA  The Investment Company of America®

[photo of trees in a forest]

Semi-annual report for the six months ended June 30, 2011

ICA seeks long-term growth of capital and income, placing greater emphasis on the potential for capital appreciation and future dividends than on current yield.

The Investment Company of America is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2011:
	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	18.90%	0.92%	3.10%

The total annual fund operating expense ratio was 0.61% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 20 to 23 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2011, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.97%.

Results for other share classes can be found on page 28.

Investing outside the United States may be subject to risks such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of trees in a forest]

The U.S. economy displayed muted growth during the first six months of the year. Markets were affected by the slowdown, as well as worries over U.S. government deficit issues, still-high unemployment rates, European sovereign debt crises and decreasing growth in China. These macroeconomic concerns kept stock markets in a period of turbulence, at times lifted by general conﬁdence and at times retreating sharply.

The Investment Company of America gained 3.9% for the six-month period ended June 30, 2011, with dividends reinvested. In contrast, the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, returned 6.0% during the same time period.

In June, the Federal Reserve decided to hold interest rates at historic low levels of near zero because of the weak recovery, and it hinted that more government relief could come if growth were to stall. Unemployment remained a thorny problem, with the jobless rate increasing to 9.2% in June from 8.8% in March, and consumer confidence measures indicated shoppers were wary.

Portfolio review

During the six months, many large capitalization stocks did not do as well as some medium- and small-cap companies. ICA’s portfolio has tended to focus on some of the largest U.S. companies and thus during the period it lagged the S&P 500, which has a broader mixture of company sizes. In particular, ICA held many of the largest U.S. financial companies, which hurt the fund. JPMorgan Chase, the fund’s ninth-largest holding, fell 3.5%. Other big U.S. banks detracted from ICA’s result, including Wells Fargo (–9.5%), Bank of America (–17.8%) and Citigroup (–12.0%). Some of the recently beleaguered European banks, however, contributed to the fund’s positive return, with Spain-based Banco Santander up 8.8% and France-based Société Générale up 10.3% during the period.

[Begin Sidebar]
Results at a glance
For the six months ended June 30, 2011, with dividends reinvested

		Standard &	Lipper
	ICA	Poor’s 500	Growth & Income
	(Class A shares)	Composite Index*	Funds Index†

Income return	0.93%	1.01%	n/a
Capital return	2.96%	5.00%	n/a
Total return	3.89%	6.01%	5.29%

*The S&P 500 is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
† Results of the Lipper index do not reflect the effect of sales charges, account fees or taxes.
[End Sidebar]

Large information technology companies were a significant portion of the fund, and some fared poorly during the half-year, although not all. Microsoft, the fund’s second-largest holding, fell 6.9%. Tenth-largest Oracle, however, rose 5.1%. Internet search conglomerate Google fell 14.8% and Internet router maker Cisco Systems was down 22.8%.

Another of ICA’s significant industry concentrations was energy, a relative bright spot. Royal Dutch Shell, the fourth-largest holding, was up 7.0%; ConocoPhillips, the fifth-largest holding, rose 10.4%.

Industrial and materials companies in general helped the fund, including CSX (+21.8%), Union Pacific (+12.7%), United Technologies (+12.4%) and Siemens (+10.8%). Several large media companies such as Comcast (+15.5%) and Time Warner (+13.1%) also helped the fund’s result. Consumer staples companies, often considered “defensive stocks” in a recession, buoyed the fund, such as third-largest holding Philip Morris International (+14.1%), Kraft Foods (+11.8%) and PepsiCo (+7.8%).

Most of the fund, 82.0% of net assets, was invested in U.S. stocks as of the end of the period, roughly the same as the 82.1% six months ago. Portfolio counselors may invest up to 15% in companies domiciled outside the U.S., and they held 11.7% as of the end of the period. ICA had a total of 93.7% of its investments in equity securities (including convertibles), with 0.6% in fixed income and 5.7% in cash and short-term securities.

A look ahead

We remain in an uncertain period, and we are carefully monitoring the difficult macroeconomic issues facing the U.S. and global economies. Stock prices have been swinging dramatically and we expect the market to stay volatile for some time. However, we keep our eyes on individual companies’ long-term business prospects and believe that stock prices will reflect those prospects over time. Despite the market’s gyrations, we think the companies ICA invests in have solid underlying fundamentals, with strong balance sheets and attractive valuations.

We thank you for your continued conﬁdence in our long-term investment philosophy.

Sincerely,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman

/s/ Donald D. O’Neal

Donald D. O’Neal
President

August 11, 2011

For current information about the fund, visit americanfunds.com.

Summary investment portfolio  June 30, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)

Information technology	19.06%
Energy	12.12
Industrials	11.19
Consumer discretionary	10.94
Consumer staples	10.72
Other industries	28.80
Other securities	1.50
Short-term securities & other assets less liabilities	5.67
[begin pie chart]

			Percent
		Value	of net
Common stocks - 92.83%	Shares	(000)	assets

Energy - 12.12%
BP PLC (1)	57,790,850	$425,803
BP PLC (ADR)	3,146,953	139,379	.92%
Chevron Corp.	6,480,000	666,403	1.08
ConocoPhillips	18,129,140	1,363,130	2.21
EOG Resources, Inc.	3,932,200	411,112	.67
Royal Dutch Shell PLC, Class A (ADR)	16,470,000	1,171,511
Royal Dutch Shell PLC, Class B (1)	13,068,265	466,488
Royal Dutch Shell PLC, Class B (ADR)	2,925,498	209,904	3.00
Schlumberger Ltd.	12,724,999	1,099,440	1.78
Other securities		1,518,966	2.46
		7,472,136	12.12

Materials - 3.54%
Dow Chemical Co.	32,642,500	1,175,130	1.91
Other securities		1,009,505	1.63
		2,184,635	3.54

Industrials - 11.19%
3M Co.	4,834,265	458,530	.74
CSX Corp.	29,493,000	773,306	1.25
General Dynamics Corp.	11,438,300	852,382	1.38
Siemens AG (1)	3,370,000	462,718	.75
Union Pacific Corp.	9,357,500	976,923	1.59
United Technologies Corp.	9,401,852	832,158	1.35
Other securities		2,542,542	4.13
		6,898,559	11.19

Consumer discretionary - 10.94%
Comcast Corp., Class A	23,175,271	587,261
Comcast Corp., Class A, special nonvoting shares	3,000,000	72,690	1.07
General Motors Co. (2)	18,309,900	555,889	.90
Home Depot, Inc.	25,300,000	916,366	1.49
McDonald's Corp.	7,465,000	629,449	1.02
Time Warner Inc.	12,799,000	465,500	.76
Other securities		3,515,720	5.70
		6,742,875	10.94

Consumer staples - 10.72%
Altria Group, Inc.	19,925,000	526,219	.85
CVS/Caremark Corp.	11,000,000	413,380	.67
Kraft Foods Inc., Class A	22,415,868	789,711	1.28
PepsiCo, Inc.	10,641,500	749,481	1.22
Philip Morris International Inc.	32,831,000	2,192,126	3.56
Other securities		1,937,772	3.14
		6,608,689	10.72

Health care - 6.60%
Abbott Laboratories	17,335,000	912,168	1.48
Amgen Inc. (2)	7,870,792	459,261	.75
Merck & Co., Inc.	36,771,429	1,297,664	2.10
Other securities		1,400,434	2.27
		4,069,527	6.60

Financials - 7.46%
Bank of America Corp.	66,440,935	728,193	1.18
Citigroup Inc.	13,880,000	577,963	.94
JPMorgan Chase & Co.	26,065,000	1,067,101	1.73
Wells Fargo & Co.	23,910,000	670,915	1.09
Other securities		1,555,074	2.52
		4,599,246	7.46

Information technology - 19.06%
Apple Inc. (2)	2,080,000	698,194	1.13
Corning Inc.	25,944,820	470,898	.76
Google Inc., Class A (2)	1,107,030	560,578	.91
Hewlett-Packard Co.	22,040,000	802,256	1.30
Intel Corp.	38,629,399	856,027	1.39
International Business Machines Corp.	3,235,000	554,964	.90
Microsoft Corp.	91,435,800	2,377,331	3.86
Nokia Corp. (1)	63,233,329	408,399
Nokia Corp. (ADR)	5,652,400	36,288	.72
Oracle Corp.	30,315,000	997,667	1.62
QUALCOMM Inc.	9,612,000	545,865	.89
Texas Instruments Inc.	22,825,000	749,345	1.22
Yahoo! Inc. (2)	28,491,520	428,512	.70
Other securities		2,262,940	3.66
		11,749,264	19.06

Telecommunication services - 5.43%
AT&T Inc.	90,216,900	2,833,713	4.60
Other securities		513,890	.83
		3,347,603	5.43

Utilities - 3.22%
Dominion Resources, Inc.	10,623,824	512,812	.83
GDF SUEZ (1)	16,595,324	607,337	.99
Other securities		865,857	1.40
		1,986,006	3.22

Miscellaneous - 2.55%
Other common stocks in initial period of acquisition		1,573,290	2.55

Total common stocks (cost: $45,096,335,000)		57,231,830	92.83

	Principal		Percent
	amount	Value	of net
Preferred securities - 0.19%	(000)	(000)	assets

Financials - 0.19%
JPMorgan Chase & Co., Series I, 7.90% (3)	$62,936	$67,829	.11
Wells Fargo & Co., Series K, 7.98% (3)	23,667	25,679	.04
Other securities		21,611	.04

Total preferred securities (cost: $100,197,000)		115,119	.19

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Financials - 0.00%
Other securities		-	.00

Miscellaneous - 0.00%
Other warrants in initial period of acquisition		773	.00

Total warrants (cost: $13,004,000)		773	.00

			Percent
		Value	of net
Convertible securities - 0.68%	Shares	(000)	assets

Consumer discretionary - 0.42%
General Motors Co., Series B, 4.75% convertible preferred 2013	5,188,150	252,870	.41
Other securities		7,083	.01
		259,953	.42

Financials - 0.02%
Fannie Mae 5.375% convertible preferred 2032 (2)	820	5,740	.01
Other securities		7,329	.01
		13,069	.02

Other - 0.24%
Other securities		149,092	.24

Total convertible securities (cost: $595,424,000)		422,114	.68

	Principal		Percent
	amount	Value	of net
Bonds & notes - 0.63%	(000)	(000)	assets

Energy - 0.01%
Chevron Corp. 4.95% 2019	$5,000	$5,596	.01

Industrials - 0.06%
CSX Corp. 6.25% 2015	5,000	5,730	.01
Union Pacific Corp. 6.125% 2020	5,000	5,867	.01
United Technologies Corp. 4.50% 2020	5,475	5,807	.01
Other securities		16,182	.03
		33,586	.06

Consumer discretionary - 0.03%
Comcast Corp. 6.30% 2017	5,120	5,943	.01
Other securities		9,940	.02
		15,883	.03

Consumer staples - 0.02%
Kraft Foods Inc. 2.625% 2013	2,555	2,630	.00
PepsiCo, Inc. 2.50% 2016	2,500	2,529	.00
Other securities		9,537	.02
		14,696	.02

Health care - 0.03%
Abbott Laboratories 5.125% 2019	2,500	2,755	.00
Other securities		18,506	.03
		21,261	.03

Financials - 0.09%
Citigroup Inc. 4.587% 2015	1,387	1,460	.00
Other securities		54,658	.09
		56,118	.09

Telecommunication services - 0.01%
AT&T Inc. 4.85% 2014	5,000	5,434	.01
Other securities		2,805	.00
		8,239	.01

Mortgage-backed obligations (4) - 0.08%
Fannie Mae 3.50%-6.00% 2025-2041	45,776	47,441	.08

Bonds & notes of U.S. government & government agencies - 0.28%
Freddie Mac 2.125%-5.00% 2012-2014	20,000	21,384	.03
Other securities		151,197	.25
		172,581	.28

Other - 0.02%
Other securities		10,454	.02

Total bonds & notes (cost: $363,278,000)		385,855	.63

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.80%	(000)	(000)	assets

Abbott Laboratories 0.13% due 8/9/2011 (5)	$40,000	$39,996	.06
Ciesco LLC 0.19%-0.20% due 8/15-8/23/2011	52,800	52,791	.09
Fannie Mae 0.102%-0.321% due 8/1/2011-1/9/2012	772,886	772,713	1.25
Federal Home Loan Bank 0.045%-0.331% due 8/4/2011-2/23/2012	500,900	500,687	.81
Freddie Mac 0.10%-0.301% due 7/19-12/19/2011	663,493	663,360	1.08
Hewlett-Packard Co. 0.09% due 7/18/2011 (5)	50,000	49,998	.08
Jupiter Securitization Co., LLC 0.13%-0.20% due 7/8-7/28/2011 (5)	139,100	139,091	.23
PepsiCo Inc. 0.09%-0.11% due 7/18-9/2/2011 (5)	52,000	51,995	.08
U.S. Treasury Bills 0.153%-0.278% due 7/7/2011-1/12/2012	456,500	456,452	.74
Variable Funding Capital Company LLC 0.15% due 7/22/2011 (5)	30,000	29,997	.05
Other securities		818,829	1.33

Total short-term securities (cost: $3,575,150,000)		3,575,909	5.80

Total investment securities (cost: $49,743,388,000)		61,731,600	100.13
Other assets less liabilities		(78,260)	(.13)

Net assets		$61,653,340	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $5,068,257,000, which represented 8.22% of the net assets of the fund. This amount includes $5,061,174,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Coupon rate may change periodically.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $898,174,000, which represented 1.46% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $49,743,388)		$61,731,600
Cash denominated in currencies other than U.S. dollars
(cost: $78)		78
Cash		135
Receivables for:
Sales of investments	$214,969
Sales of fund's shares	35,814
Dividends and interest	116,409	367,192
		62,099,005
Liabilities:
Payables for:
Purchases of investments	250,409
Repurchases of fund's shares	155,597
Investment advisory services	12,000
Services provided by related parties	20,835
Trustees' deferred compensation	6,246
Other	578	445,665
Net assets at June 30, 2011		$61,653,340

Net assets consist of:
Capital paid in on shares of beneficial interest		$49,512,217
Undistributed net investment income		229,648
Accumulated net realized loss		(76,935)
Net unrealized appreciation		11,988,410
Net assets at June 30, 2011		$61,653,340

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (2,127,845 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$48,030,997	1,656,827	$28.99
Class B	1,160,308	40,180	28.88
Class C	2,113,751	73,407	28.80
Class F-1	1,788,117	61,772	28.95
Class F-2	693,838	23,939	28.98
Class 529-A	1,445,851	49,943	28.95
Class 529-B	144,665	5,007	28.89
Class 529-C	365,842	12,665	28.89
Class 529-E	59,126	2,046	28.89
Class 529-F-1	32,112	1,110	28.93
Class R-1	80,082	2,776	28.85
Class R-2	650,997	22,545	28.88
Class R-3	837,665	28,959	28.93
Class R-4	706,470	24,408	28.94
Class R-5	936,796	32,325	28.98
Class R-6	2,606,723	89,936	28.98

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $24,460)	$807,246
Interest	22,082	$829,328

Fees and expenses*:
Investment advisory services	75,052
Distribution services	86,190
Transfer agent services	29,307
Administrative services	9,759
Reports to shareholders	1,158
Registration statement and prospectus	417
Trustees' compensation	921
Auditing and legal	31
Custodian	464
State and local taxes	441
Other	1,404	205,144
Net investment income		624,184

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain (loss) on:
Investments	1,614,339
Currency transactions	(3,528)	1,610,811
Net unrealized appreciation (depreciation) on:
Investments	150,235
Currency translations	(420)	149,815
Net realized gain and unrealized appreciation
on investments and currency		1,760,626
Net increase in net assets resulting
from operations		$2,384,810

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months	Year ended
	ended June 30,	December 31,
	2011†	2010
Operations:
Net investment income	$624,184	$1,228,129
Net realized gain on investments and currency transactions	1,610,811	1,762,196
Net unrealized appreciation on investments and currency translations	149,815	3,079,556
Net increase in net assets resulting from operations	2,384,810	6,069,881

Dividends paid to shareholders from net investment income	(544,781)	(1,235,556)

Net capital share transactions	(2,274,531)	(4,388,099)

Total (decrease) increase in net assets	(434,502)	446,226

Net assets:
Beginning of period	62,087,842	61,641,616
End of period (including undistributed
net investment income: $229,648 and $150,245, respectively)	$61,653,340	$62,087,842

†Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                  unaudited

1.	Organization

The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on the potential for capital appreciation and future dividends than on current yield.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Energy	$6,254,352	$1,217,784	*	$-	$7,472,136
Materials	1,836,381	348,254	*	-	2,184,635
Industrials	6,435,841	462,718	*	-	6,898,559
Consumer discretionary	6,425,131	317,744	*	-	6,742,875
Consumer staples	6,608,689	-		-	6,608,689
Health care	3,825,390	244,137	*	-	4,069,527
Financials	4,100,079	499,167	*	-	4,599,246
Information technology	11,120,769	628,495	*	-	11,749,264
Telecommunication services	3,215,283	132,320	*	-	3,347,603
Utilites	1,378,669	607,337	*	-	1,986,006
Miscellaneous	970,072	603,218	*	-	1,573,290
Preferred stocks	-	115,119		-	115,119
Warrants	773	-		-	773
Convertible securities	341,891	80,223		-	422,114
Bonds & notes	-	385,855		-	385,855
Short-term securities	-	3,575,909		-	3,575,909
Total	$52,513,320	$9,218,280		$-	$61,731,600

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $5,061,174,000 of investment securities were classified as Level 2 instead of Level 1.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S.  — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; deferred expenses; cost of investments sold; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$307,318
Post-October currency loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	(378)
Capital loss carryforward expiring 2017†	(1,855,257)

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$15,879,149
Gross unrealized depreciation on investment securities	(3,907,119)
Net unrealized appreciation on investment securities	11,972,030
Cost of investment securities	49,759,570

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2011	Year ended December 31, 2010
Class A	$438,081	$1,005,853
Class B	6,606	21,001
Class C	10,902	28,562
Class F-1	14,904	28,517
Class F-2	6,942	13,921
Class 529-A	12,281	25,697
Class 529-B	717	2,163
Class 529-C	1,745	4,217
Class 529-E	427	934
Class 529-F-1	297	554
Class R-1	405	982
Class R-2	3,386	8,218
Class R-3	6,149	13,829
Class R-4	6,175	13,162
Class R-5	9,569	20,363
Class R-6	26,195	47,583
Total	$544,781	$1,235,556

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.219% on such assets in excess of $89 billion. For the six months ended June 30, 2011, the investment advisory services fee was $75,052,000, which was equivalent to an annualized rate of 0.241% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended June 30, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$56,569	$28,530	Not applicable	Not applicable	Not applicable
Class B	6,490	777	Not applicable	Not applicable	Not applicable
Class C	10,925	Included in administrative services	$1,603	$237	Not applicable
Class F-1	2,083		1,253	63	Not applicable
Class F-2	Not applicable		518	11	Not applicable
Class 529-A	1,549		702	114	$707
Class 529-B	772		76	24	77
Class 529-C	1,801		179	46	181
Class 529-E	146		28	5	29
Class 529-F-1	-		15	2	15
Class R-1	396		53	9	Not applicable
Class R-2	2,473		486	837	Not applicable
Class R-3	2,113		615	271	Not applicable
Class R-4	873		506	11	Not applicable
Class R-5	Not applicable		456	4	Not applicable
Class R-6	Not applicable		625	1	Not applicable
Total	$86,190	$29,307	$7,115	$1,635	$1,009

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $921,000, shown on the accompanying financial statements, includes $275,000 in current fees (either paid in cash or deferred) and a net increase of $646,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Warrants

As of June 30, 2011, the fund had warrants outstanding which may be exercised at any time for the purchase of 818,780 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2011, the net asset value of each share class would have been reduced by less than $0.01 per share. No warrants were exercised during the six months ended June 30, 2011.

8.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2011
Class A	$1,502,197	51,859	$415,981	14,555	$(4,123,146)	(142,233)	$(2,204,968)	(75,819)
Class B	8,019	278	6,447	226	(326,270)	(11,325)	(311,804)	(10,821)
Class C	92,802	3,223	10,455	368	(266,815)	(9,271)	(163,558)	(5,680)
Class F-1	391,651	13,515	14,130	495	(221,686)	(7,653)	184,095	6,357
Class F-2	80,613	2,782	4,356	153	(79,877)	(2,765)	5,092	170
Class 529-A	103,205	3,571	12,278	430	(71,529)	(2,472)	43,954	1,529
Class 529-B	1,195	41	714	25	(27,070)	(941)	(25,161)	(875)
Class 529-C	24,557	851	1,744	61	(23,138)	(802)	3,163	110
Class 529-E	3,580	124	427	15	(3,516)	(122)	491	17
Class 529-F-1	5,662	194	297	11	(2,091)	(72)	3,868	133
Class R-1	10,152	353	403	14	(10,993)	(382)	(438)	(15)
Class R-2	75,062	2,598	3,384	119	(100,977)	(3,497)	(22,531)	(780)
Class R-3	114,899	3,971	6,147	215	(135,228)	(4,657)	(14,182)	(471)
Class R-4	107,641	3,720	6,171	216	(108,502)	(3,742)	5,310	194
Class R-5	94,871	3,278	9,556	335	(89,778)	(3,098)	14,649	515
Class R-6	319,586	11,008	26,186	917	(138,283)	(4,767)	207,489	7,158
Total net increase (decrease)	$2,935,692	101,366	$518,676	18,155	$(5,728,899)	(197,799)	$(2,274,531)	(78,278)

Year ended December 31, 2010
Class A	$3,024,163	115,953	$950,500	36,358	$(8,132,665)	(313,061)	$(4,158,002)	(160,750)
Class B	20,991	810	20,489	787	(742,985)	(28,631)	(701,505)	(27,034)
Class C	194,001	7,500	27,267	1,047	(423,553)	(16,460)	(202,285)	(7,913)
Class F-1	645,213	24,850	26,422	1,009	(440,996)	(17,109)	230,639	8,750
Class F-2	188,724	7,288	8,483	324	(114,003)	(4,373)	83,204	3,239
Class 529-A	190,625	7,307	25,691	982	(133,020)	(5,132)	83,296	3,157
Class 529-B	3,130	121	2,162	83	(54,629)	(2,101)	(49,337)	(1,897)
Class 529-C	43,489	1,673	4,216	162	(43,434)	(1,681)	4,271	154
Class 529-E	6,922	267	934	36	(6,078)	(235)	1,778	68
Class 529-F-1	6,732	259	553	21	(3,786)	(144)	3,499	136
Class R-1	21,944	847	980	37	(16,667)	(645)	6,257	239
Class R-2	151,069	5,829	8,213	314	(176,798)	(6,843)	(17,516)	(700)
Class R-3	204,939	7,917	13,825	529	(224,863)	(8,682)	(6,099)	(236)
Class R-4	179,309	7,037	13,153	503	(190,929)	(7,405)	1,533	135
Class R-5	135,775	5,217	20,244	775	(1,463,855)	(56,008)	(1,307,836)	(50,016)
Class R-6	1,764,498	67,113	47,582	1,820	(172,076)	(6,723)	1,640,004	62,210
Total net increase (decrease)	$6,781,524	259,988	$1,170,714	44,787	$(12,340,337)	(475,233)	$(4,388,099)	(170,458)

* Includes exchanges between share classes of the fund.

9.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,751,312,000 and $10,100,111,000, respectively, during the six months ended June 30, 2011.
Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 6/30/2011(5)	$28.16	$.30	$.79	$1.09	$(.26)	$-	$(.26)	$28.99	3.89%	$48,031	.61	%(6)	.61	%(6)	2.05	%(6)
	Year ended 12/31/2010	25.95	.55	2.22	2.77	(.56)	-	(.56)	28.16	10.86	48,789	.61		.61		2.12
	Year ended 12/31/2009	20.96	.52	5.04	5.56	(.57)	-	(.57)	25.95	27.18	49,136	.66		.66		2.32
	Year ended 12/31/2008	32.95	.63	(11.94)	(11.31)	(.68)	-	(.68)	20.96	(34.74)	43,244	.59		.57		2.25
	Year ended 12/31/2007	33.51	.72	1.24	1.96	(.66)	(1.86)	(2.52)	32.95	5.94	73,480	.56		.54		2.05
	Year ended 12/31/2006	31.36	.72	4.23	4.95	(.74)	(2.06)	(2.80)	33.51	15.94	74,181	.57		.54		2.16

Class B:	Six months ended 6/30/2011(5)	28.05	.18	.80	.98	(.15)	-	(.15)	28.88	3.50	1,160	1.38	(6)	1.38	(6)	1.26	(6)
	Year ended 12/31/2010	25.84	.35	2.21	2.56	(.35)	-	(.35)	28.05	10.03	1,431	1.38		1.38		1.36
	Year ended 12/31/2009	20.87	.35	5.02	5.37	(.40)	-	(.40)	25.84	26.19	2,017	1.43		1.43		1.57
	Year ended 12/31/2008	32.81	.41	(11.89)	(11.48)	(.46)	-	(.46)	20.87	(35.25)	2,191	1.36		1.34		1.48
	Year ended 12/31/2007	33.37	.45	1.24	1.69	(.39)	(1.86)	(2.25)	32.81	5.15	4,138	1.33		1.31		1.28
	Year ended 12/31/2006	31.24	.46	4.21	4.67	(.48)	(2.06)	(2.54)	33.37	15.04	4,222	1.34		1.32		1.38

Class C:	Six months ended 6/30/2011(5)	27.97	.17	.80	.97	(.14)	-	(.14)	28.80	3.49	2,114	1.42	(6)	1.42	(6)	1.23	(6)
	Year ended 12/31/2010	25.78	.34	2.20	2.54	(.35)	-	(.35)	27.97	9.95	2,212	1.43		1.43		1.31
	Year ended 12/31/2009	20.82	.34	5.01	5.35	(.39)	-	(.39)	25.78	26.20	2,243	1.46		1.46		1.53
	Year ended 12/31/2008	32.74	.40	(11.86)	(11.46)	(.46)	-	(.46)	20.82	(35.29)	1,974	1.41		1.38		1.44
	Year ended 12/31/2007	33.31	.43	1.23	1.66	(.37)	(1.86)	(2.23)	32.74	5.08	3,409	1.38		1.36		1.23
	Year ended 12/31/2006	31.18	.44	4.21	4.65	(.46)	(2.06)	(2.52)	33.31	15.00	3,350	1.41		1.38		1.32

Class F-1:	Six months ended 6/30/2011(5)	28.12	.29	.79	1.08	(.25)	-	(.25)	28.95	3.87	1,788	.66	(6)	.66	(6)	2.01	(6)
	Year ended 12/31/2010	25.92	.54	2.21	2.75	(.55)	-	(.55)	28.12	10.78	1,558	.66		.66		2.07
	Year ended 12/31/2009	20.93	.51	5.05	5.56	(.57)	-	(.57)	25.92	27.21	1,209	.68		.68		2.31
	Year ended 12/31/2008	32.91	.62	(11.93)	(11.31)	(.67)	-	(.67)	20.93	(34.77)	1,009	.62		.60		2.23
	Year ended 12/31/2007	33.48	.70	1.24	1.94	(.65)	(1.86)	(2.51)	32.91	5.87	1,642	.60		.58		2.01
	Year ended 12/31/2006	31.32	.71	4.24	4.95	(.73)	(2.06)	(2.79)	33.48	15.95	1,673	.60		.58		2.12

Class F-2:	Six months ended 6/30/2011(5)	28.15	.33	.79	1.12	(.29)	-	(.29)	28.98	3.99	694	.41	(6)	.41	(6)	2.26	(6)
	Year ended 12/31/2010	25.95	.61	2.21	2.82	(.62)	-	(.62)	28.15	11.07	669	.39		.39		2.34
	Year ended 12/31/2009	20.96	.56	5.06	5.62	(.63)	-	(.63)	25.95	27.50	533	.42		.42		2.37
	Period from 8/1/2008 to 12/31/2008	28.53	.26	(7.47)	(7.21)	(.36)	-	(.36)	20.96	(25.39)	83	.17		.16		1.24

Class 529-A:	Six months ended 6/30/2011(5)	28.12	.28	.80	1.08	(.25)	-	(.25)	28.95	3.85	1,446	.69	(6)	.69	(6)	1.98	(6)
	Year ended 12/31/2010	25.92	.53	2.22	2.75	(.55)	-	(.55)	28.12	10.77	1,362	.68		.68		2.05
	Year ended 12/31/2009	20.93	.50	5.04	5.54	(.55)	-	(.55)	25.92	27.12	1,173	.73		.73		2.24
	Year ended 12/31/2008	32.91	.60	(11.92)	(11.32)	(.66)	-	(.66)	20.93	(34.79)	898	.67		.65		2.19
	Year ended 12/31/2007	33.48	.68	1.24	1.92	(.63)	(1.86)	(2.49)	32.91	5.83	1,311	.65		.63		1.95
	Year ended 12/31/2006	31.33	.69	4.24	4.93	(.72)	(2.06)	(2.78)	33.48	15.87	1,118	.64		.62		2.08

Class 529-B:	Six months ended 6/30/2011(5)	28.06	.16	.80	.96	(.13)	-	(.13)	28.89	3.45	145	1.48	(6)	1.48	(6)	1.16	(6)
	Year ended 12/31/2010	25.86	.33	2.20	2.53	(.33)	-	(.33)	28.06	9.87	165	1.48		1.48		1.26
	Year ended 12/31/2009	20.89	.32	5.03	5.35	(.38)	-	(.38)	25.86	26.07	201	1.53		1.53		1.45
	Year ended 12/31/2008	32.83	.38	(11.88)	(11.50)	(.44)	-	(.44)	20.89	(35.29)	169	1.47		1.45		1.38
	Year ended 12/31/2007	33.40	.40	1.24	1.64	(.35)	(1.86)	(2.21)	32.83	4.99	261	1.46		1.43		1.15
	Year ended 12/31/2006	31.27	.42	4.21	4.63	(.44)	(2.06)	(2.50)	33.40	14.90	238	1.47		1.45		1.25

Class 529-C:	Six months ended 6/30/2011(5)	28.06	.17	.80	.97	(.14)	-	(.14)	28.89	3.46	366	1.48	(6)	1.48	(6)	1.19	(6)
	Year ended 12/31/2010	25.86	.33	2.21	2.54	(.34)	-	(.34)	28.06	9.91	352	1.47		1.47		1.26
	Year ended 12/31/2009	20.89	.32	5.03	5.35	(.38)	-	(.38)	25.86	26.09	321	1.52		1.52		1.45
	Year ended 12/31/2008	32.84	.38	(11.89)	(11.51)	(.44)	-	(.44)	20.89	(35.31)	249	1.46		1.44		1.39
	Year ended 12/31/2007	33.41	.40	1.24	1.64	(.35)	(1.86)	(2.21)	32.84	4.99	374	1.45		1.43		1.15
	Year ended 12/31/2006	31.27	.42	4.23	4.65	(.45)	(2.06)	(2.51)	33.41	14.94	325	1.46		1.44		1.26

Class 529-E:	Six months ended 6/30/2011(5)	$28.07	$.24	$.79	$1.03	$(.21)	$-	$(.21)	$28.89	3.68%	$59	.97	%(6)	.97	%(6)	1.70	%(6)
	Year ended 12/31/2010	25.87	.46	2.21	2.67	(.47)	-	(.47)	28.07	10.46	57	.97		.97		1.76
	Year ended 12/31/2009	20.89	.43	5.04	5.47	(.49)	-	(.49)	25.87	26.77	51	1.02		1.02		1.96
	Year ended 12/31/2008	32.85	.52	(11.90)	(11.38)	(.58)	-	(.58)	20.89	(34.98)	38	.96		.94		1.90
	Year ended 12/31/2007	33.42	.58	1.24	1.82	(.53)	(1.86)	(2.39)	32.85	5.52	56	.95		.92		1.66
	Year ended 12/31/2006	31.28	.59	4.23	4.82	(.62)	(2.06)	(2.68)	33.42	15.52	48	.95		.92		1.78

Class 529-F-1:	Six months ended 6/30/2011(5)	28.10	.32	.79	1.11	(.28)	-	(.28)	28.93	3.97	32	.47	(6)	.47	(6)	2.21	(6)
	Year ended 12/31/2010	25.90	.59	2.21	2.80	(.60)	-	(.60)	28.10	11.00	28	.47		.47		2.26
	Year ended 12/31/2009	20.92	.55	5.03	5.58	(.60)	-	(.60)	25.90	27.37	22	.52		.52		2.44
	Year ended 12/31/2008	32.90	.66	(11.92)	(11.26)	(.72)	-	(.72)	20.92	(34.66)	15	.46		.44		2.40
	Year ended 12/31/2007	33.47	.75	1.24	1.99	(.70)	(1.86)	(2.56)	32.90	6.05	19	.45		.42		2.15
	Year ended 12/31/2006	31.32	.76	4.23	4.99	(.78)	(2.06)	(2.84)	33.47	16.10	13	.45		.42		2.27

Class R-1:	Six months ended 6/30/2011(5)	28.02	.18	.80	.98	(.15)	-	(.15)	28.85	3.49	80	1.41	(6)	1.41	(6)	1.25	(6)
	Year ended 12/31/2010	25.83	.35	2.20	2.55	(.36)	-	(.36)	28.02	9.96	78	1.41		1.41		1.32
	Year ended 12/31/2009	20.87	.34	5.02	5.36	(.40)	-	(.40)	25.83	26.18	66	1.44		1.44		1.52
	Year ended 12/31/2008	32.81	.40	(11.88)	(11.48)	(.46)	-	(.46)	20.87	(35.25)	45	1.39		1.36		1.48
	Year ended 12/31/2007	33.39	.42	1.23	1.65	(.37)	(1.86)	(2.23)	32.81	5.06	61	1.40		1.38		1.20
	Year ended 12/31/2006	31.25	.44	4.22	4.66	(.46)	(2.06)	(2.52)	33.39	14.96	49	1.42		1.39		1.31

Class R-2:	Six months ended 6/30/2011(5)	28.05	.18	.80	.98	(.15)	-	(.15)	28.88	3.49	651	1.40	(6)	1.40	(6)	1.26	(6)
	Year ended 12/31/2010	25.85	.34	2.21	2.55	(.35)	-	(.35)	28.05	9.96	654	1.44		1.44		1.30
	Year ended 12/31/2009	20.88	.32	5.03	5.35	(.38)	-	(.38)	25.85	26.08	621	1.52		1.52		1.45
	Year ended 12/31/2008	32.83	.38	(11.89)	(11.51)	(.44)	-	(.44)	20.88	(35.33)	468	1.48		1.46		1.37
	Year ended 12/31/2007	33.40	.42	1.23	1.65	(.36)	(1.86)	(2.22)	32.83	5.04	694	1.44		1.39		1.19
	Year ended 12/31/2006	31.26	.43	4.23	4.66	(.46)	(2.06)	(2.52)	33.40	14.99	625	1.50		1.39		1.31

Class R-3:	Six months ended 6/30/2011(5)	28.10	.24	.80	1.04	(.21)	-	(.21)	28.93	3.71	837	.96	(6)	.96	(6)	1.70	(6)
	Year ended 12/31/2010	25.90	.46	2.21	2.67	(.47)	-	(.47)	28.10	10.45	827	.97		.97		1.77
	Year ended 12/31/2009	20.92	.44	5.04	5.48	(.50)	-	(.50)	25.90	26.76	768	1.00		1.00		1.97
	Year ended 12/31/2008	32.88	.53	(11.90)	(11.37)	(.59)	-	(.59)	20.92	(34.94)	568	.92		.90		1.91
	Year ended 12/31/2007	33.45	.58	1.24	1.82	(.53)	(1.86)	(2.39)	32.88	5.52	1,032	.94		.92		1.66
	Year ended 12/31/2006	31.30	.59	4.24	4.83	(.62)	(2.06)	(2.68)	33.45	15.54	909	.94		.92		1.78

Class R-4:	Six months ended 6/30/2011(5)	28.12	.28	.79	1.07	(.25)	-	(.25)	28.94	3.84	706	.65	(6)	.65	(6)	2.01	(6)
	Year ended 12/31/2010	25.91	.54	2.22	2.76	(.55)	-	(.55)	28.12	10.82	681	.65		.65		2.08
	Year ended 12/31/2009	20.93	.50	5.05	5.55	(.57)	-	(.57)	25.91	27.16	624	.68		.68		2.21
	Year ended 12/31/2008	32.90	.61	(11.91)	(11.30)	(.67)	-	(.67)	20.93	(34.78)	304	.65		.62		2.21
	Year ended 12/31/2007	33.48	.68	1.23	1.91	(.63)	(1.86)	(2.49)	32.90	5.85	419	.65		.63		1.95
	Year ended 12/31/2006	31.32	.69	4.24	4.93	(.71)	(2.06)	(2.77)	33.48	15.90	323	.65		.62		2.07

Class R-5:	Six months ended 6/30/2011(5)	28.15	.34	.79	1.13	(.30)	-	(.30)	28.98	4.02	937	.35	(6)	.35	(6)	2.31	(6)
	Year ended 12/31/2010	25.94	.61	2.23	2.84	(.63)	-	(.63)	28.15	11.14	895	.35		.35		2.33
	Year ended 12/31/2009	20.95	.58	5.04	5.62	(.63)	-	(.63)	25.94	27.57	2,123	.38		.38		2.62
	Year ended 12/31/2008	32.95	.69	(11.94)	(11.25)	(.75)	-	(.75)	20.95	(34.60)	1,861	.35		.33		2.52
	Year ended 12/31/2007	33.51	.79	1.25	2.04	(.74)	(1.86)	(2.60)	32.95	6.18	2,307	.35		.33		2.25
	Year ended 12/31/2006	31.35	.79	4.24	5.03	(.81)	(2.06)	(2.87)	33.51	16.22	1,980	.35		.33		2.37

Class R-6:	Six months ended 6/30/2011(5)	28.15	.34	.79	1.13	(.30)	-	(.30)	28.98	4.05	2,607	.30	(6)	.30	(6)	2.37	(6)
	Year ended 12/31/2010	25.95	.63	2.21	2.84	(.64)	-	(.64)	28.15	11.16	2,330	.30		.30		2.45
	Period from 5/1/2009 to 12/31/2009	20.70	.40	5.30	5.70	(.45)	-	(.45)	25.95	27.76	534	.33	(6)	.33	(6)	2.52	(6)

	Six months ended June 30,	Year ended December 31
	2011(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	13%	23%	28%	31%	22%	20%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                          unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2011, through June 30, 2011).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated <above/on the previous page>. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2011	Ending account value 6/30/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,038.86	$3.08	.61%
Class A -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Class B -- actual return	1,000.00	1,034.97	6.96	1.38
Class B -- assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class C -- actual return	1,000.00	1,034.90	7.16	1.42
Class C -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F-1 -- actual return	1,000.00	1,038.67	3.34	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 -- actual return	1,000.00	1,039.95	2.07	.41
Class F-2 -- assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-A -- actual return	1,000.00	1,038.52	3.49	.69
Class 529-A -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-B -- actual return	1,000.00	1,034.46	7.47	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-C -- actual return	1,000.00	1,034.55	7.47	1.48
Class 529-C -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-E -- actual return	1,000.00	1,036.78	4.90	.97
Class 529-E -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-F-1 -- actual return	1,000.00	1,039.72	2.38	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 -- actual return	1,000.00	1,034.91	7.11	1.41
Class R-1 -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2 -- actual return	1,000.00	1,034.94	7.06	1.40
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-3 -- actual return	1,000.00	1,037.11	4.85	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 -- actual return	1,000.00	1,038.37	3.29	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5 -- actual return	1,000.00	1,040.18	1.77	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 -- actual return	1,000.00	1,040.47	1.52	.30
Class R-6 -- assumed 5% return	1,000.00	1,023.31	1.51	.30

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2012. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of pursuing long-term growth of capital and income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2011:

	1 year	5 years	10 years1/ Life of class

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	20.23%	1.00%	3.07%
Not reflecting CDSC	25.23	1.33	3.07

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares
are sold within one year of purchase	24.18	1.29	2.85
Not reflecting CDSC	25.18	1.29	2.85

Class F-1 shares3
Not reflecting annual asset-based fee charged by
sponsoring firm	26.14	2.09	3.65

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	26.42	—	3.28

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	18.79	0.84	3.84
Not reflecting maximum sales charge	26.04	2.04	4.50

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	20.03	0.88	3.75
Not reflecting CDSC	25.03	1.22	3.75

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if shares
are sold within one year of purchase	24.08	1.23	3.81
Not reflecting CDSC	25.08	1.23	3.81

Class 529-E shares3,4 — first sold 3/1/02	25.71	1.74	3.94

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged by
sponsoring firm	26.34	2.25	6.53

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 20 to 23 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2011, portfolio of The Investment Company of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Investment Company of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
>The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-904-0811P

Litho in USA BBC/RRD/8087-S28725

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Investment Company of America®
Investment portfolio

June 30, 2011
unaudited

Common stocks — 92.83%	Shares	Value (000)

ENERGY — 12.12%
Apache Corp.	2,740,000	$338,089
Baker Hughes Inc.	5,135,000	372,596
BG Group PLC1	1,850,000	41,987
BP PLC1	57,790,850	425,803
BP PLC (ADR)	3,146,953	139,379
Canadian Natural Resources, Ltd.	2,185,000	91,596
Chevron Corp.	6,480,000	666,403
ConocoPhillips	18,129,140	1,363,130
Devon Energy Corp.	2,690,000	211,999
Diamond Offshore Drilling, Inc.	2,025,000	142,580
Eni SpA1	4,640,000	109,998
Eni SpA (ADR)	770,000	36,613
EOG Resources, Inc.	3,932,200	411,112
Royal Dutch Shell PLC, Class A (ADR)	16,470,000	1,171,511
Royal Dutch Shell PLC, Class B1	13,068,265	466,488
Royal Dutch Shell PLC, Class B (ADR)	2,925,498	209,904
Schlumberger Ltd.	12,724,999	1,099,440
TOTAL SA1	3,000,000	173,508
		7,472,136

MATERIALS — 3.54%
Akzo Nobel NV1	425,000	26,810
ArcelorMittal1	7,540,000	262,371
Barrick Gold Corp.	4,975,000	225,318
Dow Chemical Co.	32,642,500	1,175,130
MeadWestvaco Corp.	4,085,000	136,071
POSCO1	136,000	59,073
Praxair, Inc.	999,500	108,336
United States Steel Corp.	4,160,000	191,526
		2,184,635

INDUSTRIALS — 11.19%
3M Co.	4,834,265	458,530
CSX Corp.	29,493,000	773,306
Danaher Corp.	1,730,000	91,673
Deere & Co.	2,800,000	230,860
General Dynamics Corp.	11,438,300	852,382
General Electric Co.	13,875,000	261,683
Illinois Tool Works Inc.	6,400,000	361,536
Lockheed Martin Corp.	2,790,820	225,973
Masco Corp.	14,358,069	172,728
Norfolk Southern Corp.	580,000	43,459
Pitney Bowes Inc.	350,551	8,059
R.R. Donnelley & Sons Co.	6,100,000	119,621
Raytheon Co.	2,399,800	119,630
Republic Services, Inc.	5,500,000	169,675
Siemens AG1	3,370,000	462,718
Southwest Airlines Co.	13,000,000	148,460
Tyco International Ltd.	2,115,000	104,544
Union Pacific Corp.	9,357,500	976,923
United Parcel Service, Inc., Class B	2,250,000	164,093
United Technologies Corp.	9,401,852	832,158
Waste Management, Inc.	8,600,700	320,548
		6,898,559

CONSUMER DISCRETIONARY — 10.94%
Best Buy Co., Inc.	4,500,000	141,345
Carnival Corp., units	3,600,000	135,468
Comcast Corp., Class A	23,175,271	587,261
Comcast Corp., Class A, special nonvoting shares	3,000,000	72,690
Daimler AG1	960,000	72,250
DIRECTV, Class A2	6,500,000	330,330
General Motors Co.2	18,309,900	555,889
Harley-Davidson, Inc.	3,620,000	148,311
Home Depot, Inc.	25,300,000	916,366
Honda Motor Co., Ltd.1	5,550,000	213,917
Johnson Controls, Inc.	7,422,400	309,217
Kohl’s Corp.	6,744,000	337,267
Limited Brands, Inc.	5,042,743	193,893
Lowe’s Companies, Inc.	10,500,000	244,755
McDonald’s Corp.	7,465,000	629,449
News Corp., Class A	14,440,000	255,588
NIKE, Inc., Class B	3,578,100	321,957
Staples, Inc.	17,272,900	272,912
Target Corp.	2,800,000	131,348
Time Warner Cable Inc.	4,812,727	375,585
Time Warner Inc.	12,799,000	465,500
Toyota Motor Corp.1	750,000	31,577
		6,742,875

CONSUMER STAPLES — 10.72%
Altria Group, Inc.	19,925,000	526,219
Avon Products, Inc.	14,082,000	394,296
Coca-Cola Co.	5,303,300	356,859
Colgate-Palmolive Co.	1,500,000	131,115
ConAgra Foods, Inc.	5,521,100	142,500
CVS/Caremark Corp.	11,000,000	413,380
General Mills, Inc.	3,920,000	145,902
H.J. Heinz Co.	2,750,000	146,520
Kellogg Co.	1,000,000	55,320
Kimberly-Clark Corp.	1,500,000	99,840
Kraft Foods Inc., Class A	22,415,868	789,711
Molson Coors Brewing Co., Class B	7,176,344	321,070
PepsiCo, Inc.	10,641,500	749,481
Philip Morris International Inc.	32,831,000	2,192,126
Reynolds American Inc.	1,333,332	49,400
Sara Lee Corp.	5,000,000	94,950
		6,608,689

HEALTH CARE — 6.60%
Abbott Laboratories	17,335,000	912,168
Amgen Inc.2	7,870,792	459,261
Bayer AG1	950,000	76,376
Boston Scientific Corp.2	47,632,724	329,142
Eli Lilly and Co.	5,070,000	190,277
Johnson & Johnson	600,000	39,912
Medco Health Solutions, Inc.2	3,250,000	183,690
Medtronic, Inc.	7,112,500	274,045
Merck & Co., Inc.	36,771,429	1,297,664
Novartis AG1	663,000	40,614
Novartis AG (ADR)	921,556	56,316
Pfizer Inc	4,025,000	82,915
Roche Holding AG1	760,000	127,147
		4,069,527

FINANCIALS — 7.46%
American International Group, Inc.2	316,998	9,294
Banco Santander, SA1	25,549,941	294,807
Banco Santander, SA (ADR)	3,805,087	43,797
Bank of America Corp.	66,440,935	728,193
Bank of New York Mellon Corp.	8,275,012	212,006
BB&T Corp.	4,825,000	129,503
Capital One Financial Corp.	6,000,000	310,020
Citigroup Inc.	13,880,000	577,963
Discover Financial Services	1,973,400	52,788
Genworth Financial, Inc., Class A2	12,844,101	132,037
HSBC Holdings PLC (ADR)	1,529,416	75,890
HSBC Holdings PLC (United Kingdom)1	4,869,240	48,305
JPMorgan Chase & Co.	26,065,000	1,067,101
Société Générale1	2,632,877	156,055
State Street Corp.	2,008,700	90,572
Wells Fargo & Co.	23,910,000	670,915
		4,599,246

INFORMATION TECHNOLOGY — 19.06%
Accenture PLC, Class A	3,381,200	204,292
Analog Devices, Inc.	3,846,100	150,536
Apple Inc.2	2,080,000	698,194
Applied Materials, Inc.	12,495,000	162,560
Automatic Data Processing, Inc.	4,023,043	211,934
Canon, Inc.1	770,000	36,719
Cisco Systems, Inc.	11,420,400	178,272
Corning Inc.	25,944,820	470,898
Flextronics International Ltd.2	14,000,000	89,880
Google Inc., Class A2	1,107,030	560,578
Hewlett-Packard Co.	22,040,000	802,256
Intel Corp.	38,629,399	856,027
International Business Machines Corp.	3,235,000	554,964
KLA-Tencor Corp.	6,726,900	272,305
Linear Technology Corp.	8,320,000	274,726
MasterCard Inc., Class A	783,900	236,220
Maxim Integrated Products, Inc.	2,757,700	70,487
Microsoft Corp.	91,435,800	2,377,331
Nokia Corp.1	63,233,329	408,399
Nokia Corp. (ADR)	5,652,400	36,288
Oracle Corp.	30,315,000	997,667
QUALCOMM Inc.	9,612,000	545,865
Telefonaktiebolaget LM Ericsson, Class B1	12,750,000	183,377
Texas Instruments Inc.	22,825,000	749,345
Xilinx, Inc.	5,254,500	191,632
Yahoo! Inc.2	28,491,520	428,512
		11,749,264

TELECOMMUNICATION SERVICES — 5.43%
AT&T Inc.	90,216,900	2,833,713
CenturyLink, Inc.	8,286,720	335,032
France Télécom SA1	6,220,000	132,320
Verizon Communications Inc.	1,250,000	46,538
		3,347,603

UTILITIES — 3.22%
Dominion Resources, Inc.	10,623,824	512,812
Exelon Corp.	7,610,600	326,038
FirstEnergy Corp.	4,443,500	196,181
GDF SUEZ1	16,595,324	607,337
NextEra Energy, Inc.	300,000	17,238
Public Service Enterprise Group Inc.	10,000,000	326,400
		1,986,006

MISCELLANEOUS — 2.55%
Other common stocks in initial period of acquisition		1,573,290

Total common stocks (cost: $45,096,335,000)		57,231,830

	Principal amount
Preferred securities — 0.19%	(000)

FINANCIALS — 0.19%
JPMorgan Chase & Co., Series I, 7.90%3	$62,936	67,829
Société Générale 5.922%3,4	24,955	21,611
Wells Fargo & Co., Series K, 7.98%3	23,667	25,679

Total preferred securities (cost: $100,197,000)		115,119

Warrants — 0.00%	Shares

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	3,071,428	—

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		773

Total warrants (cost: $13,004,000)		773

	Shares or
Convertible securities — 0.68%	principal amount

MATERIALS — 0.11%
ArcelorMittal 5.00% convertible debenture 2014	$48,620,000	67,400

CONSUMER DISCRETIONARY — 0.42%
General Motors Co., Series B, 4.75% convertible preferred 2013	5,188,150	252,870
Johnson Controls, Inc. 11.50% convertible preferred 2012, units1	35,000	7,083
		259,953

FINANCIALS — 0.02%
American International Group, Inc. 8.50% convertible preferred 2011, units	4,211,826	7,329
Fannie Mae 5.375% convertible preferred 20322	820	5,740
		13,069

UTILITIES — 0.13%
PPL Corp. 9.50% convertible preferred 2013, units	1,461,400	81,692

Total convertible securities (cost: $595,424,000)		422,114

	Principal amount
Bonds & notes — 0.63%	(000)

ENERGY — 0.01%
Chevron Corp. 4.95% 2019	$5,000	5,596

MATERIALS — 0.01%
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,016

INDUSTRIALS — 0.06%
Burlington Northern Santa Fe LLC 5.75% 2018	5,000	5,677
CSX Corp. 6.25% 2015	5,000	5,730
Honeywell International Inc. 5.00% 2019	4,090	4,504
Norfolk Southern Corp. 5.75% 2018	2,500	2,834
Raytheon Co. 4.40% 2020	3,055	3,167
Union Pacific Corp. 6.125% 2020	5,000	5,867
United Technologies Corp. 4.50% 2020	5,475	5,807
		33,586

CONSUMER DISCRETIONARY — 0.03%
Comcast Corp. 6.30% 2017	5,120	5,943
Kohl’s Corp. 6.25% 2017	3,500	4,112
News America Inc. 6.90% 2019	5,000	5,828
		15,883

CONSUMER STAPLES — 0.02%
British American Tobacco International Finance PLC 9.50% 20184	5,000	6,699
Kraft Foods Inc. 2.625% 2013	2,555	2,630
PepsiCo, Inc. 2.50% 2016	2,500	2,529
Tesco PLC 5.50% 20174	2,506	2,838
		14,696

HEALTH CARE — 0.03%
Abbott Laboratories 5.125% 2019	2,500	2,755
Boston Scientific Corp. 5.125% 2017	1,250	1,323
Boston Scientific Corp. 6.00% 2020	250	271
Cardinal Health, Inc. 5.80% 2016	2,905	3,293
Novartis Securities Investment Ltd. 5.125% 2019	2,500	2,781
Pfizer Inc 6.20% 2019	2,500	2,929
Roche Holdings Inc. 6.00% 20194	2,500	2,885
WellPoint, Inc. 7.00% 2019	4,200	5,024
		21,261

FINANCIALS — 0.09%
Boston Properties, Inc. 5.875% 2019	5,000	5,487
Citigroup Inc. 4.587% 2015	1,387	1,460
Northern Trust Corp. 4.625% 2014	2,650	2,896
Regions Bank 7.50% 2018	4,350	4,555
Regions Financial Corp. 6.375% 2012	23,540	24,055
Regions Financial Corp. 7.75% 2014	13,082	13,871
Simon Property Group, LP 4.20% 2015	2,600	2,768
SLM Corp., Series A, 5.125% 2012	1,000	1,026
		56,118

INFORMATION TECHNOLOGY — 0.01%
Cisco Systems, Inc. 4.95% 2019	5,000	5,438

TELECOMMUNICATION SERVICES — 0.01%
AT&T Inc. 4.85% 2014	5,000	5,434
Vodafone Group PLC 5.625% 2017	2,500	2,805
		8,239

MORTGAGE-BACKED OBLIGATIONS5 — 0.08%
Fannie Mae 3.50% 2025	5,679	5,793
Fannie Mae 4.00% 2041	14,797	14,837
Fannie Mae 4.50% 2041	10,076	10,444
Fannie Mae 5.00% 2041	10,000	10,627
Fannie Mae 6.00% 2038	5,224	5,740
		47,441

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.28%
Federal Home Loan Bank 3.625% 2013	50,000	53,330
Freddie Mac 2.125% 2012	10,000	10,199
Freddie Mac 5.00% 2014	10,000	11,185
U.S. Treasury 1.25% 2014	10,000	10,148
U.S. Treasury 1.25% 2015	8,000	7,949
U.S. Treasury 4.00% 2018	10,000	11,021
U.S. Treasury 4.125% 2015	10,000	11,098
U.S. Treasury 4.625% 2016	20,000	22,829
U.S. Treasury 6.125% 2027	5,000	6,324
U.S. Treasury 8.00% 2021	20,000	28,498
		172,581

Total bonds & notes (cost: $363,278,000)		385,855

Short-term securities — 5.80%

Abbott Laboratories 0.13% due 8/9/20114	40,000	39,996
Ciesco LLC 0.19%–0.20% due 8/15–8/23/2011	52,800	52,791
Coca-Cola Co. 0.12%–0.24% due 7/8–9/14/20114	242,786	242,759
Fannie Mae 0.102%–0.321% due 8/1/2011–1/9/2012	772,886	772,713
Federal Farm Credit Banks 0.11%–0.24% due 8/18–11/8/2011	84,500	84,485
Federal Home Loan Bank 0.045%–0.331% due 8/4/2011–2/23/2012	500,900	500,687
Freddie Mac 0.10%–0.301% due 7/19–12/19/2011	663,493	663,360
General Electric Capital Corp. 0.13% due 7/13/2011	57,500	57,497
General Electric Capital Services, Inc. 0.16% due 8/10/2011	123,800	123,783
Hewlett-Packard Co. 0.09% due 7/18/20114	50,000	49,998
Johnson & Johnson 0.19% due 7/14/20114	46,000	45,997
Jupiter Securitization Co., LLC 0.13%–0.20% due 7/8–7/28/20114	139,100	139,091
NetJets Inc. 0.15% due 7/12/20114	54,800	54,797
PepsiCo Inc. 0.09%–0.11% due 7/18–9/2/20114	52,000	51,995
Private Export Funding Corp. 0.13%–0.18% due 8/15–11/15/20114	80,000	79,972
Procter & Gamble International Funding S.C.A. 0.08% due 7/15/20114	33,250	33,249
Straight-A Funding LLC 0.18% due 8/3/20114	50,000	49,993
U.S. Treasury Bills 0.153%–0.278% due 7/7/2011–1/12/2012	456,500	456,452
Variable Funding Capital Company LLC 0.15% due 7/22/20114	30,000	29,997
Wal-Mart Stores, Inc. 0.08% due 7/26/20114	46,300	46,297

Total short-term securities (cost: $3,575,150,000)		3,575,909

Total investment securities (cost: $49,743,388,000)		61,731,600
Other assets less liabilities		(78,260)

Net assets		$61,653,340

As permitted by U.S. Securities Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $5,068,257,000, which represented 8.22% of the net assets of the fund. This amount includes $5,061,174,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3Coupon rate may change periodically.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $898,174,000, which represented 1.46% of the net assets of the fund.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-904-0811O-S29480

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: August 31, 2011

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: August 31, 2011